Post-Employment Benefits - Summary of Financial Position Related to Defined Benefit Pensions and Other Post Employment Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net actuarial gains (losses) on plan assets	$ 33	$ 1,232
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability)	1,031	1,395
Valuation allowance	(16)	(16)
Net defined benefit asset (liability), net of valuation allowance	1,015	1,379
Pension plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	7,040	8,564
Current service cost	212	265
Past service cost	(69)
Interest cost on defined benefit obligation	380	303
Gain on settlements		1
Employee contributions	4	4
Benefits paid	(362)	(379)
Special termination benefits	2	(1)
Foreign exchange rate changes and other	16	58
Net actuarial (gains) losses on defined benefit obligation	(163)	(1,775)
Balance at end of year	7,060	7,040
Pension plan [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	8,435	9,904
Interest income on plan assets	460	360
Net actuarial gains (losses) on plan assets	(493)	(1,592)
Employer contributions	36	79
Employee contributions	4	4
Benefits paid	(362)	(379)
Settlements and special termination benefits		(1)
Plan administration costs	(7)	(8)
Foreign exchange rate changes and other	18	68
Balance at end of year	8,091	8,435
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset (liability)	(422)	(436)
Net defined benefit asset (liability), net of valuation allowance	(422)	(436)
Other post employment benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	436	549
Current service cost	5	7
Past service cost		(8)
Interest cost on defined benefit obligation	23	19
Benefits paid	(29)	(27)
Foreign exchange rate changes and other	1	6
Net actuarial (gains) losses on defined benefit obligation	(14)	(110)
Balance at end of year	422	436
Other post employment benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions	29	27
Benefits paid	$ (29)	$ (27)